Impairment of Goodwill and Other Non-Current Assets - Summary of Carrying Value of Individual Items of Assets (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified for individual items of assets	₽ 1,804	₽ 7,222	₽ 6,081
Individual assets [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified for individual items of assets		2,571	1,529
Individual assets [member] | Southern Kuzbass Coal Company (SKCC) [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified for individual items of assets		2,533	₽ 1,529
Individual assets [member] | Other Subsidiaries [member] | Impairment of non current assets [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on non-current assets identified for individual items of assets		₽ 38